Oakhurst Short Duration Bond Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 40.1%	Par	Value
American Home Mortgage Investment Trust, Series 2004-3, Class 4A, 4.72% (6 mo. Term SOFR + 1.93%), 10/25/2034	23,995	$23,846
Citigroup Financial Products, Inc., Series 2005-6, Class A1, 7.56% (1 yr. CMT Rate + 2.10%), 09/25/2035	74,123	72,684
Credit Suisse Management LLC, Series 2004-6, Class 2A1, 4.75%, 06/25/2024	12,056	2
Federal Home Loan Mortgage Corp.
Series 2580, Class PY, 4.00%, 03/15/2033	9,179	8,670
Series 3597, Class LH, 4.50%, 07/15/2039	101,183	99,537
Series 3664, Class DA, 4.00%, 11/15/2037	254,154	248,230
Series 4312, Class GA, 2.50%, 12/15/2041	41,547	39,713
Series 4768, Class E, 3.50%, 09/15/2042	161,731	159,641
Series 4938, Class BL, 2.25%, 07/25/2049	391,509	329,324
Series 4960, Class PD, 2.00%, 10/25/2049	224,603	181,019
Federal National Mortgage Association
Series 2005-109, Class PC, 6.00%, 12/25/2035	29,990	29,864
Series 2005-80, Class BA, 5.00%, 04/25/2029	70,051	68,957
Series 2008-17, Class PA, 4.50%, 10/25/2037	77,277	75,499
Series 2008-49, Class PA, 5.00%, 04/25/2038	64,109	61,488
Series 2009-94, Class DA, 4.50%, 10/25/2039	144,974	141,693
Series 2010-112, Class CY, 4.00%, 10/25/2025	9,420	9,359
Series 2012-136, Class PD, 2.50%, 11/25/2042	188,484	178,948
Series 2012-41, Class BA, 2.50%, 04/25/2027	179,099	172,664
Series 2013-82, Class BP, 2.75%, 12/25/2042	291,964	267,392
Series 2014-80, Class KA, 2.00%, 03/25/2044	79,970	58,686
Series 2016-72, Class AP, 3.00%, 07/25/2044	78,563	73,318
Series 2018-14, Class PA, 3.50%, 04/25/2047	315,382	293,313
Government National Mortgage Association
Series 2011-26, Class PA, 4.00%, 07/20/2040	769	767
Series 2018-131, Class PG, 3.00%, 09/20/2048	82,839	72,864
Series 2019-152, Class HA, 3.50%, 08/20/2049	135,037	126,787
Series 2019-24, Class PE, 3.25%, 02/20/2049	182,316	163,898
Series 2019-65, Class EB, 3.00%, 05/20/2049	162,453	138,558
Series 2020-95, Class NB, 4.50%, 07/20/2050	59,934	55,065
GSR Mortgage Loan Trust
Series 2003-13, Class 1A1, 5.61%, 10/25/2033(a)	71,702	69,410
Series 2003-7F, Class 1A4, 5.25%, 06/25/2033	146,614	142,940
Series 2004-10F, Class 7A1, 5.50%, 09/25/2034	16,603	15,804
Series 2005-5F, Class 8A2, 5.50% (1 mo. Term SOFR + 0.61%), 06/25/2035	39,683	37,296
Series 2005-AR6, Class 1A1, 6.17%, 09/25/2035(a)	5,907	5,815
Impac CMB Trust, Series 2005-4, Class 2A1, 6.04% (1 mo. Term SOFR + 0.41%), 05/25/2035	165,416	151,978
JP Morgan Mortgage Trust, Series 2018-8, Class A3, 4.00%, 01/25/2049 (a)(b)	86,744	77,848
Mastr Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.42%, 04/21/2034(a)	84,643	79,777
Series 2004-6, Class 4A6, 5.95%, 07/25/2034(a)	108,500	107,721
MASTR Alternative Loans Trust, Series 2003-1, Class 2A1, 6.50%, 01/25/2033	213,696	210,603
MASTR Asset Securitization Trust, Series 2003-11, Class 7A5, 5.25%, 12/25/2033	177,636	169,169
Mastr Seasoned Securities Trust, Series 2005-1, Class 1A1, 5.81%, 09/25/2032 (a)	322,085	311,637
MortgageIT Trust
Series 2004-2, Class M1, 6.26% (1 mo. Term SOFR + 0.94%), 12/25/2034	383,682	359,568
Series 2005-5, Class A1, 5.96% (1 mo. Term SOFR + 0.63%), 12/25/2035	300,478	287,740
Nationstar Mortgage Loan Trust, Series 2013-A, Class A, 3.75%, 12/25/2052 (a)(b)	206,530	188,124
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A3, 5.78%, 09/25/2034 (a)	15,364	14,812
Structured Asset Mortgage Investments, Inc., Series 2004-AR6, Class A1A, 6.13% (1 mo. Term SOFR + 0.81%), 02/19/2035	315,168	282,810
Structured Asset Securities Corp., Series 2003-34A, Class 3A4, 5.88%, 11/25/2033 (a)	41,547	40,589
Thornburg Mortgage Securities Trust, Series 2003-4, Class A1, 6.08% (1 mo. Term SOFR + 0.75%), 09/25/2043	330,998	309,582
WaMu Mortgage Pass Through Certificates
Series 2002-AR2, Class A, 4.41% (Enterprise 11th District COFI Replacement Index + 1.25%), 02/27/2034	14,875	13,827
Series 2003-AR7, Class A7, 5.59%, 08/25/2033(a)	88,415	81,156
Series 2003-AR8, Class A, 5.52%, 08/25/2033(a)	61,163	57,315
Wells Fargo Mortgage Backed Securities Trust
Series 2004-K, Class 2A6, 5.74%, 07/25/2034(a)	207,446	207,980
Series 2004-K, Class 2A12, 5.74%, 07/25/2034(a)	8,608	8,630
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,958,654)		6,383,917

CORPORATE BONDS - 39.2%	Par	Value
Communications - 4.2%
AT&T, Inc., 6.55%, 01/15/2028 (c)	210,000	217,496
Discovery Communications LLC, 3.45%, 03/15/2025	250,000	245,667
TFCF America, Inc., 3.70%, 09/15/2024	200,000	198,024
		661,187

Consumer Discretionary - 4.2%
Macmillan Bloedel Pembroke LP, 7.70%, 02/15/2026	250,000	258,396
Southwest Airlines Co., 5.25%, 05/04/2025	199,000	198,212
United Airlines 2020-1 Class B Pass Through Trust, Series B, 4.88%, 01/15/2026	211,680	208,051
		664,659

Energy - 4.6%
El Paso Natural Gas Co. LLC, 7.50%, 11/15/2026	269,000	279,772
Phillips 66 Partners LP, 3.61%, 02/15/2025	293,000	288,539
Texas Gas Transmission LLC, 7.25%, 07/15/2027	160,000	165,796
		734,107

Financials - 15.5%
Ally Financial, Inc., 5.80%, 05/01/2025	285,000	284,851
American Tower Corp., 4.00%, 06/01/2025	290,000	285,324
Antares Holdings LP, 8.50%, 05/18/2025 (b)	275,000	277,977
Ares Capital Corp., 7.00%, 01/15/2027	175,000	178,716
Athene Global Funding, 5.52%, 03/25/2027 (b)	100,000	99,741
Aviation Capital Group LLC, 4.13%, 08/01/2025 (b)	295,000	288,687
Blue Owl Capital Corp., 3.75%, 07/22/2025	300,000	291,579
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/2025 (b)	290,000	288,610
Goldman Sachs BDC, Inc., 3.75%, 02/10/2025	290,000	285,650
Goldman Sachs Group, Inc., 3.85%, 01/26/2027	200,000	193,006
		2,474,141

Health Care - 1.7%
CVS Pass-Through Trust, 6.04%, 12/10/2028	272,804	271,787

Industrials - 2.8%
GE Capital Funding LLC, 4.05%, 05/15/2027	200,000	191,638
Ryder System, Inc., 4.63%, 06/01/2025	250,000	247,374
		439,012

Technology - 2.9%
Leidos, Inc., 3.63%, 05/15/2025	295,000	289,583
Ricoh USA, Inc., 6.75%, 12/01/2025	180,000	172,583
		462,166

Utilities - 3.3%
Elwood Energy LLC, 8.16%, 07/05/2026	210,456	187,306
NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/2025 (b)	70,362	70,220
PacifiCorp, 6.71%, 01/15/2026	270,000	274,413
		531,939
TOTAL CORPORATE BONDS (Cost $6,355,006)		6,238,998

ASSET-BACKED SECURITIES - 12.0%	Par	Value
Accredited Mortgage Loan Trust, Series 2004-3, Class 2A2, 6.64% (1 mo. Term SOFR + 1.31%), 10/25/2034	52,108	50,944
ACE Securities Corp., Series 2003-NC1, Class A2A, 6.28% (1 mo. Term SOFR + 0.95%), 07/25/2033	234,621	207,959
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2, 3.49% (1 mo. Term SOFR + 0.89%), 10/25/2034	211,781	202,655
Carvana Auto Receivables Trust
Series 2021-N1, Class B, 1.09%, 01/10/2028	201,014	191,688
Series 2021-P2, Class A4, 0.80%, 01/10/2027	310,000	297,879
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A3, 6.64% (1 mo. Term SOFR + 1.31%), 11/25/2034	152,019	148,369
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051 (b)	277,875	254,104
OneMain Holdings, Inc., Series 2006-1, Class A5, 5.75%, 12/25/2035 (a)(b)	1,001	1,051
SBA Depositor LLC, Series 2020-1-2, 1.88%, 01/15/2026 (b)	250,000	233,905
Soundview Home Equity Loan Trust, Series 2003-2, Class A2, 6.74% (1 mo. Term SOFR + 1.41%), 11/25/2033	153,993	154,914
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/2027	175,000	165,795
TOTAL ASSET-BACKED SECURITIES (Cost $1,954,889)		1,909,263

U.S. TREASURY OBLIGATIONS - 3.6%	Par	Value
United States Treasury Note/Bond
4.88%, 04/30/2026	250,000	249,824
4.50%, 07/15/2026	325,000	322,639
TOTAL U.S. TREASURY OBLIGATIONS (Cost $573,318)		572,463

MORTGAGE-BACKED SECURITIES - 1.2%	Par	Value
Federal Home Loan Mortgage Corp., Pool J12630, 4.00%, 07/01/2025	44,324	43,893
Federal National Mortgage Association
Pool AL0300, 4.50%, 06/01/2026	37,392	37,214
Pool AL4309, 4.00%, 10/01/2028	102,161	100,048
TOTAL MORTGAGE-BACKED SECURITIES (Cost $185,803)		181,155

SHORT-TERM INVESTMENTS - 4.7%
Investments Purchased with Proceeds from Securities Lending - 0.8%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.52%(d)	128,520	128,520

Money Market Funds - 3.9%	Shares
Invesco Treasury Portfolio - Class Institutional, 5.24%(d)	621,298	621,298
TOTAL SHORT-TERM INVESTMENTS (Cost $749,818)		749,818

TOTAL INVESTMENTS - 100.8% (Cost $16,777,488)		$16,035,614
Liabilities in Excess of Other Assets - (0.8)%		(127,183)
TOTAL NET ASSETS - 100.0%		$15,908,431

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury Rate
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of May 31, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $1,780,267 or 11.2% of the Fund’s net assets.

(c)	All or a portion of this security is on loan as of May 31, 2024. The total market value of these securities was $125,944 which represented 0.8% of net assets.
(d)	The rate shown represents the 7-day effective yield as of May 31, 2024.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Collateralized Mortgage Obligations	–	6,383,917	–	6,383,917
Corporate Bonds	–	6,238,998	–	6,238,998
Asset-Backed Securities	–	1,909,263	–	1,909,263
U.S. Treasury Obligations	–	572,463	–	572,463
Mortgage-Backed Securities	–	181,155	–	181,155
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	128,520
Money Market Funds	621,298	–	–	621,298
Total Investments	621,298	15,285,796	–	16,035,614

Refer to the Schedule of Investments for additional information.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.